Financial Assets and Liabilities - Summary of Ageing of Trade Receivables (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 2,745,853	R$ 2,033,441
Expected credit losses [member]
Disclosure of Trade Receivables [line items]
Trade receivables	(115,052)	(136,024)
Not overdue [member]
Disclosure of Trade Receivables [line items]
Trade receivables	2,484,633	1,814,202
Overdue From 1 to 30 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	206,244	166,467
Overdue From 31 to 60 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	21,130	23,169
Overdue From 61 to 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	22,351	14,156
More than 90 days [member]
Disclosure of Trade Receivables [line items]
Trade receivables	R$ 126,547	R$ 151,471